CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net income		¥ 97,842,539	$ 13,991,297	¥ 112,434,512	¥ 60,026,544
Adjustments to reconcile net income to net cash provided by operating activities:
Interest expenses					43,987
Allowance for credit losses		313,084	44,770	329,902	265,159
Depreciation and amortization		601,483	86,011	708,763	786,235
Deferred income tax, net		(181,928)	(26,015)	222,176	801,100
Amortization of right-of-use assets		2,398,881	343,035	1,932,124	1,101,970
Interest and investment gain, net		(774,225)	(110,713)	(2,827,453)	(1,354,785)
Loss on disposal of property and equipment		3,062	438	3,858	1,755
Share-based compensation		7,936,971	1,134,972	9,883,564	7,078,794
Foreign exchange (gain)/loss		1,966,622	281,223	(587,866)	(35,721)
Share of results of equity investees		(129,005)	(18,447)	(17,225)	4,707
Fair value change of investments		(10,405,890)	(1,488,022)	(6,816,454)	(1,013,475)
Changes in operating assets and liabilities:
Receivables from online payment platforms		(1,523,543)	(217,864)	48,814	(3,326,421)
Amounts due from related parties		(2,435,948)	(348,336)	(141,110)	(1,096,240)
Prepayments and other current assets		(3,654,188)	(522,542)	(782,012)	(2,121,308)
Customer advances and deferred revenues		431,748	61,739	802,431	754,955
Amounts due to related parties		284,681	40,709	(436,917)	(437,615)
Payable to merchants		15,327,685	2,191,830	16,885,188	11,623,138
Accrued expenses and other liabilities		12,359,644	1,767,405	13,781,239	34,258,159
Merchant deposits		1,247,597	178,404	(418,146)	1,820,517
Lease liabilities		(2,116,609)	(302,671)	(1,879,851)	(977,788)
Short-term investments		(12,600,028)	(1,801,780)	(21,356,654)	(13,856,982)
Other non-current assets		46,057	6,586	160,409	(184,154)
Net cash generated from operating activities		106,938,690	15,292,029	121,929,292	94,162,531
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term time deposits, held to maturities and other investments		(209,632,316)	(29,977,021)	(210,272,769)	(147,131,673)
Proceeds from sales of short-term time deposits, held to maturities and other investments		230,909,306	33,019,591	147,287,723	130,317,231
Purchase of available-for-sale debt securities		(28,544,366)	(4,081,790)	(13,732,957)	(17,318,333)
Proceeds from sales of available-for-sale debt securities		6,862,682	981,350	1,140,417	4,206,359
Purchase of long-term time deposits, held to maturities and other investments		(42,382,910)	(6,060,676)	(43,847,005)	(25,051,222)
Proceeds from sales of long-term time deposits, held to maturities and other investments		709,199	101,414	2,000,000
Purchase of property, equipment and software and intangible assets		(1,145,077)	(163,744)	(967,137)	(583,879)
Loans to a related party		(200,000)	(28,600)		(13,000)
Others		246	35	35,692	143,239
Net cash used in investing activities		(43,423,236)	(6,209,441)	(118,356,036)	(55,431,278)
CASH FLOW FROM FINANCING ACTIVITIES
Repayment or repurchase of convertible bonds		(5,228,716)	(747,696)	(91)	(8,968,817)
Others		1,363	194	1,255	8,191
Net cash (used in)/ generated from financing activities		(5,227,353)	(747,502)	1,164	(8,960,626)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(1,751,111)	(250,404)	840,096	(291,139)
Increase in cash, cash equivalents and restricted cash		56,536,990	8,084,682	4,414,516	29,479,488
Cash, cash equivalents and restricted cash at beginning of the year		126,194,421	18,045,562	121,779,905	92,300,417
Cash, cash equivalents and restricted cash at end of the year		182,731,411	26,130,244	126,194,421	121,779,905
Supplement disclosure of cash flow information:
Interest received		12,323,119	1,762,183	9,429,226	7,273,373
Income taxes paid	[1]	21,602,615	3,089,132	17,492,828	5,764,435
Supplement disclosure of non-cash operating activities:
Recognition of right-of-use assets and lease liabilities		2,279,851	326,014	2,968,352	3,918,460
Supplement disclosure of non-cash investing activities:
Purchase of property, equipment and software included in accrued expenses and other liabilities		84,074	$ 12,022	43,725	257,211
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		108,900,587		57,768,053	59,794,469
Restricted cash		73,830,824		68,426,368	61,985,436
Total cash, cash equivalents and restricted cash in the statements of cash flows		¥ 182,731,411		¥ 126,194,421	¥ 121,779,905

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB21.2 billion (US$3.0 billion) in the People’s Republic of China (the “PRC” or “China”), and RMB366 million (US$52 million) in jurisdictions outside the PRC.